Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments
3.	Derivative Instruments

The Company uses derivative commodity instruments that are placed with major financial institutions whose creditworthiness is regularly monitored. Our derivative counterparties share in the Amended Credit Agreement collateral. The Company’s derivative commodity instruments have not been designated as hedges for accounting purposes; therefore, all gains and losses are recognized in income currently. As of June 30, 2014, the Company has entered into derivative instruments with Wells Fargo Bank, N.A., Bank of Montreal, Citibank, N.A. and Barclays Bank PLC, fixing the price it receives for a portion of its natural gas through December 1, 2017, as summarized in the following table:

Swap Contract Expiration	MMbtu/day	Weighted Average Price
2014	164,000	$4.120
2015	92,000	$4.160
2016	148,000	$4.200
2017	60,000	$4.240

Collar Contract Expiration	MMbtu/day	Floor/Ceiling
2014	10,000	$3.000/$5.800
2015	122,000	$3.960/$4.710

Basis Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	55,000	$(0.350)
2015	62,000	$(0.570)
2016	38,000	$(0.630)

Put Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	50,000	$0.450

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the condensed consolidated balance sheets for the periods presented, all at fair value:

	As of June 30, 2014
(in thousands)	Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	Derivative instruments subject to master netting arrangements	Derivative Instruments, net
Derivative assets	$18,194	$(18,194)	$—
Derivative liabilities	$37,857	$(18,194)	$19,663

	As of December 31, 2013
(in thousands)	Derivative instruments, recorded in the Condensed Consolidated Balance Sheet, gross	Derivative instruments subject to master netting arrangements	Derivative Instruments, net
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

The following table presents the realized and unrealized gains or losses presented as gain or loss on derivatives in the condensed consolidated statements of operations for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2014	2013	2014	2013
Realized loss	$(9,795)	$(1,635)	$(20,953)	$(1,841)
Unrealized gain (loss)	$(1,403)	$15,276	$(10,625)	$10,489

11.	Derivative Instruments

The Company uses derivative commodity instruments that are placed with major financial institutions whose creditworthiness is regularly monitored. Our derivative counterparties share in the Credit Agreement collateral. The Company’s derivative commodity instruments have not been designated as hedges for accounting purposes; therefore, all gains and losses were recognized in income currently. As of December 31, 2013, the Company entered into derivative instruments with Wells Fargo Bank, N.A. and Bank of Montreal fixing the price it receives for natural gas through November 28, 2017, as summarized in the following table:

Swap Contract Expiration	MMbtu/day	Weighted Average Price
2014	87,219	$4.112
2015	58,781	$4.153
2016	68,326	$4.233
2017	30,000	$4.343

Collar Contract Expiration	MMbtu/day	Floor/Ceiling
2014	10,000	$3.000/$5.800
2015	45,000	$4.000/$4.500

Basis Contract Expiration	MMbtu/day	Swap ($/MMBtu)
2014	15,000	$(0.205)
2015	10,000	$(0.410)

The following is a summary of the Company’s derivative instruments, which are recorded in the consolidated balance sheets as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
Current derivative assets	$2,270	$46
Long-term derivative assets	6,030	—

	$8,300	$46

Current derivative liabilities	$3,235	$2,306
Long-term derivative liabilities	1,109	—

	$4,344	$2,306

Net current value of derivative liabilities	$(965)	$(2,260)

Net long-term value of derivative assets	$4,921	$—

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under netting arrangements with counterparties, and the resulting net amounts presented in the consolidated balance sheets for the periods presented, all at fair value (in thousands):

	December 31, 2013
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$13,000	$(4,700)	$8,300
Derivative liabilities	$256	$(4,600)	$(4,344)

	December 31, 2012
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset on Balance Sheet	Net Amounts of Assets (Liabilities) on Balance Sheet
Derivative assets	$416	$(370)	$46
Derivative liabilities	$—	$(2,306)	$(2,306)

Both realized and unrealized gains and losses are recorded as a gain or loss on derivatives in the consolidated statement of operations under other income/expense. The Company had an unrealized gain of $6.2 million for the year ended December 31, 2013 and an unrealized loss of $2.3 million for the year ended December 31, 2012. There were no unrealized gains or losses for the year ended December 31, 2011. The Company had realized gains related to contract settlements of $0.7 million, $0.9 million and $0.6 million for the years ended December 31, 2013, 2012 and 2011 respectively.